Summary of Significant Accounting Policies (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Noncontrolling interest	$ (1,291,912)	$ (641,182)
Beijing Synergetic [Member]
Noncontrolling interest	17,116	239,683
Beijing Ruchang [Member]
Noncontrolling interest	(271,390)	(176,258)
Beijing Jiahe [Member]
Noncontrolling interest	(277,246)	(220,831)
Shanghai Shengshi [Member]
Noncontrolling interest	(275,856)	(198,290)
Beijing Shanying [Member]
Noncontrolling interest	(160,643)	(103,147)
Beijing Haidai [Member]
Noncontrolling interest	$ (323,893)	$ (182,339)